Consolidated Statements of Income		12 Months Ended
		Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
REVENUE
Total revenue		$ 142,629,085	$ 18,192,485	$ 78,739,564	$ 66,972,301
OPERATING EXPENSES
Merchandise costs		(73,587,672)	(9,386,183)	(60,931,870)	(52,067,436)
Service costs		(29,423,000)	(3,752,934)
Selling, general and administrative expenses		(21,587,387)	(2,753,493)	(10,158,945)	(3,545,369)
Total operating expenses		(124,598,059)	(15,892,610)	(71,090,815)	(55,612,805)
INCOME FROM OPERATIONS		18,031,026	2,299,875	7,648,749	11,359,496
OTHER INCOME (EXPENSE)
Interest income		2,259,221	288,166	3,158,654	1,416,354
Interest expense		(243,432)	(31,050)		(2,028)
Gain (loss) from foreign currency exchange		183,001	23,342	(328,471)	(20,846)
Government grants		109,863	14,013
Other income, net		6,432	821	45,922	818
Total other income, net		2,315,085	295,292	2,876,105	1,394,298
INCOME BEFORE INCOME TAX PROVISION		20,346,111	2,595,167	10,524,854	12,753,794
PROVISION FOR INCOME TAXES		(3,655,536)	(466,267)	(2,256,487)	(2,817,000)
NET INCOME		$ 16,690,575	$ 2,128,900	$ 8,268,367	$ 9,936,794
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1],[2]	2,320,001	2,320,001	1,087,401	1,000,000
Diluted (in Shares)	[1],[2]	2,320,001	2,320,001	1,087,401	1,000,000
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 7.19	$ 0.92	$ 7.6	$ 9.94
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 7.19	$ 0.92	$ 7.6	$ 9.94
Sales of Products
REVENUE
Total revenue		$ 95,591,499	$ 12,192,793	$ 75,769,626	$ 59,966,287
Sales of Tooling
REVENUE
Total revenue		2,843,350	362,672	2,969,938	7,006,014
Service income
REVENUE
Total revenue		$ 44,194,236	$ 5,637,020

[1]	All share and per share data have been retroactively restated to reflect the sixteen (16)-for-one (1) share consolidation of the Company’s ordinary shares effective on November 7, 2025.
[2]	On a retroactively restated basis, 93,750 ordinary shares were issued on May 15, 2024, 7,068 ordinary shares were issued on July 5, 2024, and 1,624,062 ordinary shares were issued on July 1, 2025.